MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                  March 6, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549


     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Michigan Municipal Cash Trust
                  Cash II Shares

         1933 Act File No. 33-31602
         1940 ACT FILE NO. 811-5950

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust, hereby certifies that the definitive forms of the prospectus and statement of additional information dated February 22, 2001, that would have been filed under Rule 497(c), do not differ from the forms of the prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on February 22, 2001.

      If you have any questions regarding this certification, please call me at
(412) 288-7404.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary